Summary of Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments	Carrying amounts and estimated fair values of financial instruments, for periods indicated, were as follows (in thousands):

	March 31, 2020		December 31, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets and liabilities measured at fair value:
Marketable securities	$437	$437	$14,591	$14,591
Derivative assets, net	1,629	1,629	1,691	1,691
Derivative liabilities, net	350	350	42	42

Financial assets not measured at fair value:
Cash and cash equivalents	$240,316	$240,316	$262,636	$262,636
Restricted cash	126,649	126,649	135,571	135,571
Accounts receivable, net	29,129	29,129	39,638	39,638
Notes receivable, net	7,844	$7,452 to $8,236	7,709	$7,323 to $8,095
Due from related parties, net	4,399	4,399	3,019	3,019
Due from third-party hotel managers	19,183	19,183	17,368	17,368

Financial liabilities not measured at fair value:
Indebtedness	$4,116,315	$3,771,655 to $4,168,669	$4,124,658	$3,881,453 to $4,290,027
Accounts payable and accrued expenses	135,993	135,993	134,341	134,341
Dividends and distributions payable	11,740	11,740	20,849	20,849
Due to Ashford Inc., net	5,229	5,229	6,570	6,570
Due to third-party hotel managers	3,021	3,021	2,509	2,509

Carrying amounts and estimated fair values of financial instruments, for periods indicated, were as follows (in thousands):

	December 31, 2019		December 31, 2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets and liabilities measured at fair value:
Marketable securities	$14,591	$14,591	$21,816	$21,816
Derivative assets, net	1,691	1,691	2,396	2,396
Derivative liabilities, net	42	42	50	50

Financial assets not measured at fair value:
Cash and cash equivalents	$262,636	$262,636	$319,210	$319,210
Restricted cash	135,571	135,571	120,602	120,602
Accounts receivable, net	39,638	39,638	37,060	37,060
Notes receivable, net	7,709	$7,323 to $8,095	—	—
Due from related parties, net	3,019	3,019	—	—
Due from third-party hotel managers	17,368	17,368	21,760	21,760

Financial liabilities not measured at fair value:
Indebtedness	$4,124,658	$3,881,453 to $4,290,027	$3,967,530	$3,773,343 to $4,170,538
Accounts payable and accrued expenses	134,341	134,341	136,757	136,757
Dividends and distributions payable	20,849	20,849	26,794	26,794
Due to Ashford Inc., net	6,570	6,570	23,034	23,034
Due to related parties, net	—	—	1,477	1,477
Due to third-party hotel managers	2,509	2,509	2,529	2,529